Accounts Receivable, Net - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 245,421,000	$ 224,050,000
Unconsolidated affiliate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 3,192,000	$ 2,090,000